Intangible Assets - Summary of Estimated Aggregate Amortization Expense for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 3,740
2021	3,706
2022	3,682
2023	3,653
2024	$ 2,153